Stockholders' Equity - Summary of Breakdown of Common Stock and Additional Paid-in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Common stock	$ 318	$ 318
Additional paid-in capital	7,492	7,492
Common stock and additional paid-in capital	$ 7,810	$ 7,810